Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Changes In Accounting Policies, Accounting Estimates And Errors [Abstract]
Schedule of interests in subsidiaries
All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Entity are eliminated in full on consolidation.

	Ownership percentage
Subsidiary/Entity	2023	2022	2021	Activity

QVC, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
QVC II, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
WTN Desarrollos Inmobiliarios de México, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Vesta Baja California, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Vesta Bajío, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Vesta Querétaro, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Proyectos Aeroespaciales, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Vesta DSP, S. de R. L. de C.V.	99.99%	99.99%	99.99%	Holds investment properties
Vesta Management, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Provides specialized administrative services (REPSE # AR12757/2022)
Servicio de Administración y Mantenimiento Vesta, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Provide specialized administrative services (REPSE # AR17617/2022)
Enervesta, S. de R.L. de C.V.	99.99%	99.99%	99.99%	Provides administrative services to the Entity
Trust CIB 2962	(1)	(1)	(1)	Vehicle to distribute shares to employees under the Long-Term Incentive plan.
(1)Employee share trust established in conjunction with the 20-20 Long Term Incentive Plan over which the Entity exercises control
Schedule of financial liabilities
The balance as of December 31, 2023, 2022 and 2021 of short-term accounts payables was:

	December 31, 2023	December 31, 2022	December 31, 2021

Construction in-progress (1)	$6,421,225	$13,369,927	$354,012
Land (2)	275,230	366,975	-
Existing properties	5,107,983	2,239,163	385,369
Others accounts payables	1,384,528	652,723	2,272,034

	$13,188,966	$16,628,788	$3,011,415
(1)At the end of fiscal year 2023 and 2022, the Entity began the construction of ten and six investment properties, respectively. The amount represents the advances according to the construction contract, which will be paid settled during the first quarter of the following year.
(2)During the third quarter of 2022 the Entity acquired a land reserve and signed promissory agreements for a total of $8,256,912 to be paid on quarterly installments of $91,744 starting March 2023 plus a final payment of $7,431,218 in June 2025; the long-term payable portion as of December 31, 2023 and 2022 is $7,706,450 and $7,889,937, respectively.